UNITED STATES                           OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION      OMB Number:3235-0456
Washington, D.C.  20549                 Expires:August 31, 2000
                                        Estimated average burden
                                        FORM 24F-2hours per response
                                        Annual Notice of Securities Sold
                                        Pursuant to Rule 24f-2

                                        Read instructions at end of Form
                                        before preparing Form.  Please print
                                        or type.

1.Name and address of issuer:
        THE LOU HOLLAND TRUST
        35 WEST WACKER DRIVE
        SUITE 3260
        CHICAGO IL 60601


2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        GROWTH FUND



3.Investment Company Act File Number:
        811-07533

  Securities Act File Number:
        333-00935

4(a).Last day of fiscal year for which this Form is filed:

        DECEMBER 31, 1997


4(b).   X  Check box if this Form is being filed late (i.e.,
           more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).Check box if this is the last time the issuer will be filing this Form.









SEC 2393 (9-97)

5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$1,869,534

(ii)Aggregate price of securities redeemed or repurchased during the fiscal year:$315,836

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$

(iv)Total available redemption credits
[add Items 5(ii) and 5(iii)]:$315,836


(v)Net sales - if Item 5(i) is greater than Item 5(iv)
   [subtract Item 5(iv) from Item 5(i)]:$1,553,698


(vi)Redemption credits available for use in future year
    - if Item 5(i) is less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:$0


(vii)Multiplier for determining registration fee (See
     Instruction C.9):X 0.0295%

(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)]  (enter ""0"" if no fee is due):=$458

6.Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):$2

8.Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$460

9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

X   Wire Transfer

    Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)/s/ Monica Walker

                            Secretary

Date            April 17, 1998